LEASES - Schedule of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	$ 20,875	$ 10,192
Interest expense accrued	4,670
Payments of lease liabilities	(7,263)
Other movements	(348)	94
Currency translation	(874)	(992)
Balance at 31 December	33,308	20,875
- Current portion	3,465	2,419
- Non-current portion	29,843	18,456
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
New Leases	16,248	14,118
Interest expense accrued	718	680
Payments of lease liabilities	$ (3,311)	$ (3,217)